Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.05%
Argentina–0.38%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$32,122,019
Brazil–0.25%
StoneCo Ltd., Class A(c)	1,884,756	21,033,877
Canada–0.24%
Canadian Pacific Railway Ltd.	258,312	20,380,817
China–6.22%
JD.com, Inc., ADR	6,596,535	392,691,729
Meituan, B Shares(c)(d)	3,287,650	73,244,563
Tencent Holdings Ltd.	1,166,500	56,855,749
		522,792,041
Denmark–3.74%
Novo Nordisk A/S, Class B	2,265,597	313,748,065
France–14.74%
Airbus SE	3,084,285	386,466,434
Dassault Systemes SE	891,660	33,140,073
EssilorLuxottica S.A.	260,779	47,718,464
Kering S.A.	341,449	213,165,230
LVMH Moet Hennessy Louis Vuitton SE	623,232	544,445,766
Pernod Ricard S.A.	62,845	13,003,040
		1,237,939,007
Germany–2.15%
Allianz SE	112,362	26,805,427
SAP SE	1,307,951	153,942,114
		180,747,541
India–4.81%
DLF Ltd.	59,389,228	259,485,452
ICICI Bank Ltd., ADR	6,945,988	144,684,930
		404,170,382
Israel–0.36%
Nice Ltd., ADR	146,191	30,324,399
Italy–0.77%
Brunello Cucinelli S.p.A.	773,116	64,247,128
Japan–6.25%
Keyence Corp.	596,412	275,498,661
Murata Manufacturing Co. Ltd.	2,250,212	129,283,786
Omron Corp.	354,800	20,567,649
TDK Corp.	2,797,600	99,943,627
		525,293,723
Netherlands–1.28%
ASML Holding N.V.	162,490	107,611,188
Spain–0.88%
Amadeus IT Group S.A.(c)	1,176,817	74,029,995
Sweden–3.96%
Assa Abloy AB, Class B	6,234,040	146,926,678
Shares		Value
Sweden–(continued)
Atlas Copco AB, Class A	15,700,129	$185,692,441
		332,619,119
Switzerland–0.88%
Lonza Group AG	129,983	74,204,039
United States–53.14%
Adobe, Inc.(c)	727,307	269,350,874
Agilent Technologies, Inc.	1,088,232	165,498,323
Alphabet, Inc., Class A(c)	8,631,094	853,097,331
Amazon.com, Inc.(c)	733,800	75,676,794
Analog Devices, Inc.	2,549,877	437,227,409
Avantor, Inc.(c)	1,886,433	45,085,749
Boston Scientific Corp.(c)	555,431	25,688,684
Charles River Laboratories International, Inc.(c)	135,761	33,023,863
Charter Communications, Inc., Class A(c)	105,903	40,699,582
Danaher Corp.	176,623	46,695,589
Datadog, Inc., Class A(c)	214,992	16,083,552
Dun & Bradstreet Holdings, Inc.	1,003,057	14,694,785
Ecolab, Inc.	169,812	26,291,992
Equifax, Inc.	781,152	173,571,974
Fidelity National Information Services, Inc.	421,941	31,662,453
IDEXX Laboratories, Inc.(c)	72,017	34,604,169
Illumina, Inc.(c)	297,946	63,820,033
Intuit, Inc.	955,021	403,658,726
Intuitive Surgical, Inc.(c)	262,883	64,587,724
IQVIA Holdings, Inc.(c)	402,456	92,327,431
Lam Research Corp.	20,496	10,250,050
Marriott International, Inc., Class A	340,447	59,299,058
Marvell Technology, Inc.	2,416,988	104,293,032
Meta Platforms, Inc., Class A(c)	2,224,109	331,325,518
Microsoft Corp.	489,160	121,218,740
NVIDIA Corp.	255,111	49,841,036
Phathom Pharmaceuticals, Inc.(c)(e)	1,123,410	13,402,281
Qualtrics International, Inc., Class A(c)	1,190,577	18,775,399
S&P Global, Inc.	1,155,803	433,356,777
Splunk, Inc.(c)	376,333	36,041,411
United Parcel Service, Inc., Class B	956,768	177,222,137
Visa, Inc., Class A(e)	793,987	182,783,747
Walt Disney Co. (The)(c)	129,290	14,026,672
		4,465,182,895
Total Common Stocks & Other Equity Interests (Cost $3,783,738,355)		8,406,446,235
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(a)(f)	118	118

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.30%(a)(f)	135	$135
Total Money Market Funds (Cost $253)		253
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.05% (Cost $3,783,738,608)		8,406,446,488
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 4.36%(a)(f)(g)	7,902,983	7,902,983
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.59%(a)(f)(g)	20,315,529	$20,321,623
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,224,606)		28,224,606
TOTAL INVESTMENTS IN SECURITIES—100.38% (Cost $3,811,963,214)		8,434,671,094
OTHER ASSETS LESS LIABILITIES–(0.38)%		(32,304,870)
NET ASSETS–100.00%		$8,402,366,224
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,612,494	$(9,612,376)	$-	$-	$118	$1,214
Invesco Liquid Assets Portfolio, Institutional Class	-	6,866,067	(6,865,865)	-	(202)	-	1,196
Invesco Treasury Portfolio, Institutional Class	-	10,985,708	(10,985,573)	-	-	135	1,325
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	49,334,312	(41,431,329)	-	-	7,902,983	43,528*
Invesco Private Prime Fund	-	126,717,242	(106,398,577)	-	2,958	20,321,623	120,851*
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	38,284,282	-	-	(6,162,263)	-	32,122,019	-
Total	$38,284,282	$203,515,823	$(175,293,720)	$(6,162,263)	$2,756	$60,346,878	$168,114

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this security was out on loan at January 31, 2023.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$32,122,019	$32,122,019
Brazil	21,033,877	—	—	21,033,877
Canada	20,380,817	—	—	20,380,817
China	392,691,729	130,100,312	—	522,792,041
Denmark	—	313,748,065	—	313,748,065
France	—	1,237,939,007	—	1,237,939,007
Germany	—	180,747,541	—	180,747,541
India	144,684,930	259,485,452	—	404,170,382
Israel	30,324,399	—	—	30,324,399
Italy	—	64,247,128	—	64,247,128
Japan	—	525,293,723	—	525,293,723
Netherlands	—	107,611,188	—	107,611,188
Spain	—	74,029,995	—	74,029,995
Sweden	—	332,619,119	—	332,619,119
Switzerland	—	74,204,039	—	74,204,039
United States	4,465,182,895	—	—	4,465,182,895
Money Market Funds	253	28,224,606	—	28,224,859
Total Investments	$5,074,298,900	$3,328,250,175	$32,122,019	$8,434,671,094
Invesco Global Fund